EMPLOYEE BENEFITS AND DEFERRED COMPENSATION AND SUPPLEMENTAL RETIREMENT PLANS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Minimum years of service to participate in the health and life insurance benefits as of January 1, 1995	14 years		14 years
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Gains or losses greater of the benefit obligation or the fair value of assets amortized over the average remaining service period (in hundredths)			10.00%
Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate assumption (in hundredths)			7.00%
Ultimate health care cost trend rate (in hundredths)			5.00%
Year that rate reaches ultimate trend rate			2018
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Expected long term rate of return on plan assets (in hundredths)			7.50%
Long-term inflation rate (in hundredths)			3.00%
Amounts that will be amortized from accumulated other comprehensive income (loss) in next fiscal year			$ 30
Target Allocations [Abstract]
Asset rebalancing threshold (in hundredths)			10.00%
Policy range guideline (in hundredths)			10.00%
Expected Benefit Payments [Abstract]
2014			290
2015			296
2016			300
2017			319
2018			327
Years 2019 - 2023			1,866
401 (k) Plan [Abstract]
Employer contribution to 401 (k) plan			228		208
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Period for additional annual contributions following change in control (in months)			24 months
Period for benefit payment in the event of death, disability or termination following change in control (in months)			24 months
Number of years the Bank is required to make additional annual contributions (in years)			3 years
Number of annual installments for benefit payments			10
Directors and Certain Executive Officers [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred compensation benefit payments age (in years)			65 years
Maximum contractual term (in years)			10
Requisite service period (in years)			5
Liability related to deferred compensation			1,990		1,979
Deferred compensation expense			208		217
Mutual Funds - Equity - Large-cap Value
Pension Plan Assets Measured at Fair Value [Abstract]
Approximate or typical number of stocks held in the portfolio			150		150
Mutual Funds - Equity - Small-cap Core | Minimum
Pension Plan Assets Measured at Fair Value [Abstract]
Approximate or typical number of stocks held in the portfolio			300		150
Mutual Funds - Equity - Large-cap Core | Minimum
Pension Plan Assets Measured at Fair Value [Abstract]
Approximate or typical number of stocks held in the portfolio					60
Mutual Funds - Equity - Large-cap Core | Maximum
Pension Plan Assets Measured at Fair Value [Abstract]
Approximate or typical number of stocks held in the portfolio					90
Common/Collective Trusts - Equity - Large-cap Value | Minimum
Pension Plan Assets Measured at Fair Value [Abstract]
Approximate or typical number of stocks held in the portfolio			60		60
Common/Collective Trusts - Equity - Large-cap Value | Maximum
Pension Plan Assets Measured at Fair Value [Abstract]
Approximate or typical number of stocks held in the portfolio			70		70
Common/Collective Trusts - Equity - Large-cap Growth | Minimum
Pension Plan Assets Measured at Fair Value [Abstract]
Approximate or typical number of stocks held in the portfolio					35
Common/Collective Trusts - Equity - Large-cap Growth | Maximum
Pension Plan Assets Measured at Fair Value [Abstract]
Approximate or typical number of stocks held in the portfolio					55
Equities
Target Allocations [Abstract]
Target plan asset allocations - well-funded (in hundredths)			65.00%
Fixed Income Securities
Target Allocations [Abstract]
Target plan asset allocations - well-funded (in hundredths)			35.00%
Pension Benefits
Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	8,333	9,465	9,465		10,167
Service cost	0	0	0		166
Interest cost	102	95	379		397
Benefits paid			(234)		(209)
Actuarial (gain) loss			(1,277)		863
Curtailment gain			0		(1,919)
Benefit obligation at end of year			8,333		9,465		10,167
Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	12,691	10,786	10,786		7,549
Actual return on plan assets			2,139		846
Employer contributions			0		2,600		2,600
Fair value of plan assets at end of year			12,691		10,786		7,549
Funded status - asset (liability)			4,358		1,321
Benefits paid			(234)		(209)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net loss, net of curtailment gain			1,543		4,466
Tax Effect			617		1,786
Accumulated other comprehensive income after tax			926		2,680
Accumulated benefit obligation			8,333		9,465
Significant Assumptions Used in Determining Benefit Obligations [Abstract]
Weighted average discount rate (in hundredths)			4.95%		4.05%
Rate of increase in future compensation levels (in hundredths)			0.00%		0.00%
Composition of Net Periodic Benefit Plan Cost [Abstract]
Service cost	0	0	0		166
Expected return on plan assets	(236)	(214)	(854)		(809)
Interest cost	102	95	379		397
Defined Benefit Plan, Amortization of Transition Obligations (Assets)	0	0	0		0
Amortization of net losses	8	90	361		381
Net periodic benefit plan (benefit) cost	(126)	(29)	(114)		135
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Weighted average discount rate (in hundredths)			4.05%		4.40%
Expected long term rate of return on plan assets (in hundredths)			8.00%		8.00%
Rate of increase in future compensation levels (in hundredths)			0.00%		0.00%
Expected net periodic benefit cost in next fiscal year			474
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			12,691		10,786		7,549
Expected Benefit Payments [Abstract]
2014			254
2015			260
2016			264
2017			282
2018			291
Years 2019 - 2023			1,708
Pension Benefits | Minimum
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Expected long term rate of return on plan assets (in hundredths)			7.00%
Pension Benefits | Maximum
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Expected long term rate of return on plan assets (in hundredths)			11.00%
Pension Benefits | Level 1
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			9,161		4,348
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			9,161		4,348
Pension Benefits | Level 2
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			3,530		6,438
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			3,530		6,438
Pension Benefits | Level 3
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets
Pension Benefits | Mutual Funds - Equity - Large-cap Value
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			1,372	[1]	1,018	[1]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			1,372	[1]	1,018	[1]
Pension Benefits | Mutual Funds - Equity - Large-cap Value | Level 1
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			1,372	[1]	1,018	[1]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			1,372	[1]	1,018	[1]
Pension Benefits | Mutual Funds - Equity - Large-cap Value | Level 2
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[1]		[1]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[1]		[1]
Pension Benefits | Mutual Funds - Equity - Large-cap Value | Level 3
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[1]		[1]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[1]		[1]
Pension Benefits | Mutual Funds - Equity - Small-cap Core
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			1,801	[2]	1,339	[3]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			1,801	[2]	1,339	[3]
Pension Benefits | Mutual Funds - Equity - Small-cap Core | Level 1
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			1,801	[2]	1,339	[3]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			1,801	[2]	1,339	[3]
Pension Benefits | Mutual Funds - Equity - Small-cap Core | Level 2
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[2]		[3]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[2]		[3]
Pension Benefits | Mutual Funds - Equity - Small-cap Core | Level 3
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[2]		[3]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[2]		[3]
Pension Benefits | Mutual Funds - Equity - Large-cap Growth
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			2,068	[4]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			2,068	[4]
Pension Benefits | Mutual Funds - Equity - Large-cap Growth | Level 1
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			2,068	[4]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			2,068	[4]
Pension Benefits | Mutual Funds - Equity - Large-cap Growth | Level 2
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[4]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[4]
Pension Benefits | Mutual Funds - Equity - Large-cap Growth | Level 3
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[4]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[4]
Pension Benefits | Mutual Funds - Equity - Large-cap Core
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year					752	[5]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets					752	[5]
Pension Benefits | Mutual Funds - Equity - Large-cap Core | Level 1
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year					752	[5]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets					752	[5]
Pension Benefits | Mutual Funds - Equity - Large-cap Core | Level 2
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year						[5]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets						[5]
Pension Benefits | Mutual Funds - Equity - Large-cap Core | Level 3
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year						[5]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets						[5]
Pension Benefits | Mutual Funds - Equity - International Core
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			1,447	[6]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			1,447	[6]
Pension Benefits | Mutual Funds - Equity - International Core | Level 1
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			1,447	[6]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			1,447	[6]
Pension Benefits | Mutual Funds - Equity - International Core | Level 2
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[6]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[6]
Pension Benefits | Mutual Funds - Equity - International Core | Level 3
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[6]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[6]
Pension Benefits | Mutual Funds - Equity - Large-cap Value One
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year					1,239	[6]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets					1,239	[6]
Pension Benefits | Mutual Funds - Equity - Large-cap Value One | Level 1
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year					1,239	[6]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets					1,239	[6]
Pension Benefits | Mutual Funds - Equity - Large-cap Value One | Level 2
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year						[6]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets						[6]
Pension Benefits | Mutual Funds - Equity - Large-cap Value One | Level 3
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year						[6]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets						[6]
Pension Benefits | Common/Collective Trusts - Equity - Large-cap Core
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			1,533	[7]	1,191	[7]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			1,533	[7]	1,191	[7]
Pension Benefits | Common/Collective Trusts - Equity - Large-cap Core | Level 1
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[7]		[7]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[7]		[7]
Pension Benefits | Common/Collective Trusts - Equity - Large-cap Core | Level 2
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			1,533	[7]	1,191	[7]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			1,533	[7]	1,191	[7]
Pension Benefits | Common/Collective Trusts - Equity - Large-cap Core | Level 3
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[7]		[7]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[7]		[7]
Pension Benefits | Common/Collective Trusts - Equity - Large-cap Value
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			771	[8]	595	[8]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			771	[8]	595	[8]
Pension Benefits | Common/Collective Trusts - Equity - Large-cap Value | Level 1
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[8]		[8]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[8]		[8]
Pension Benefits | Common/Collective Trusts - Equity - Large-cap Value | Level 2
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			771	[8]	595	[8]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			771	[8]	595	[8]
Pension Benefits | Common/Collective Trusts - Equity - Large-cap Value | Level 3
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[8]		[8]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[8]		[8]
Pension Benefits | Common/Collective Trusts - Equity - Large-cap Growth
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year					792	[9]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets					792	[9]
Pension Benefits | Common/Collective Trusts - Equity - Large-cap Growth | Level 1
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year						[9]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets						[9]
Pension Benefits | Common/Collective Trusts - Equity - Large-cap Growth | Level 2
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year					792	[9]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets					792	[9]
Pension Benefits | Common/Collective Trusts - Equity - Large-cap Growth | Level 3
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year						[9]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets						[9]
Pension Benefits | Common/Collective Trusts - Fixed Income - Market Duration Fixed
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			1,226	[10]	3,860	[10]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			1,226	[10]	3,860	[10]
Pension Benefits | Common/Collective Trusts - Fixed Income - Market Duration Fixed | Level 1
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[10]		[10]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[10]		[10]
Pension Benefits | Common/Collective Trusts - Fixed Income - Market Duration Fixed | Level 2
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			1,226	[10]	3,860	[10]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			1,226	[10]	3,860	[10]
Pension Benefits | Common/Collective Trusts - Fixed Income - Market Duration Fixed | Level 3
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[10]		[10]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[10]		[10]
Pension Benefits | Mutual Funds - Fixed Income Intermediate duration
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			2,473	[11]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			2,473	[11]
Pension Benefits | Mutual Funds - Fixed Income Intermediate duration | Level 1
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year			2,473	[11]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets			2,473	[11]
Pension Benefits | Mutual Funds - Fixed Income Intermediate duration | Level 2
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[11]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[11]
Pension Benefits | Mutual Funds - Fixed Income Intermediate duration | Level 3
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[11]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[11]
Pension Benefits | Common Stock
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[11]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[11]
Pension Benefits | Common Stock | Level 1
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[11]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[11]
Pension Benefits | Common Stock | Level 2
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[11]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[11]
Pension Benefits | Common Stock | Level 3
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year				[11]
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets				[11]
Pension Benefits | Equities | Minimum
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Expected long term rate of return on plan assets (in hundredths)			5.00%
Pension Benefits | Equities | Maximum
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Expected long term rate of return on plan assets (in hundredths)			9.00%
Pension Benefits | Fixed Income Securities | Minimum
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Expected long term rate of return on plan assets (in hundredths)			2.00%
Pension Benefits | Fixed Income Securities | Maximum
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Expected long term rate of return on plan assets (in hundredths)			6.00%
Pension Benefits | Cash Equivalents-Money Market
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets
Pension Benefits | Cash Equivalents-Money Market | Level 1
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets
Pension Benefits | Cash Equivalents-Money Market | Level 2
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets
Pension Benefits | Cash Equivalents-Money Market | Level 3
Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of year
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets
Postretirement Benefits
Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	402	450	450		401
Service cost	0	0	0		0
Interest cost	5	4	18		17
Benefits paid			(38)		(36)
Actuarial (gain) loss			(28)		68
Curtailment gain			0		0
Benefit obligation at end of year			402		450
Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year
Actual return on plan assets			0		0
Employer contributions			38		36
Fair value of plan assets at end of year
Funded status - asset (liability)			(402)		(450)
Benefits paid			(38)		(36)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net loss, net of curtailment gain			94		142
Tax Effect			38		57
Accumulated other comprehensive income after tax			56		85
Accumulated benefit obligation			402		450
Significant Assumptions Used in Determining Benefit Obligations [Abstract]
Weighted average discount rate (in hundredths)			4.95%		4.05%
Rate of increase in future compensation levels (in hundredths)			0.00%		0.00%
Composition of Net Periodic Benefit Plan Cost [Abstract]
Service cost	0	0	0		0
Expected return on plan assets	0	0	0		0
Interest cost	5	4	18		17
Defined Benefit Plan, Amortization of Transition Obligations (Assets)	0	0	0		2
Amortization of net losses	3	5	20		13
Net periodic benefit plan (benefit) cost	8	9	38		32
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Weighted average discount rate (in hundredths)			4.05%		4.40%
Expected long term rate of return on plan assets (in hundredths)			0.00%		0.00%
Rate of increase in future compensation levels (in hundredths)			0.00%		0.00%
Estimated amortization of the unrecognized transition obligation and actuarial loss in next fiscal year			13
Expected net periodic benefit cost in next fiscal year			474
Target Allocations [Abstract]
Estimated future employer contributions in next fiscal year			36
Pension Plan Assets Measured at Fair Value [Abstract]
Fair value of plan assets
Expected Benefit Payments [Abstract]
2014			36
2015			36
2016			36
2017			37
2018			36
Years 2019 - 2023			158
Supplemental Executive Retirement Plans
Expected Benefit Payments [Abstract]
Other accrued liabilities			125		173
Compensation expense			12		16
Cash surrender value of life insurance			$ 8,268		$ 8,046

[1]	This category consists of investments whose sector and industry exposures are maintained within a narrow band around Russell 1000 index. The portfolio holds approximately 150 stocks.
[2]	This category contains stocks whose sector weightings are maintained within a narrow band around those of the Russell 2000 index. The portfolio will typically hold more than 300 stocks.
[3]	This category contains stocks whose sector weightings are maintained within a narrow band around those of the Russell 2000 index. The portfolio will typically hold more than 150 stocks.
[4]	This category consists of a pair of mutual funds, one that seeks fast growing large-cap companies with sustainable franchises and positive price momentum, the other invests primarily in large cap growth companies based in the US.
[5]	This category consists of a mutual fund that seeks fast growing large-cap companies with sustainable franchises and positive price momentum. The portfolio holds 60 to 90 stocks.
[6]	This category has investments in medium to large non-US companies, including high quality, durable growth companies and companies based in countries with stable economic and political systems.
[7]	This fund tracks the performance of the S&P 500 Index by purchasing the securities represented in the Index in approximately the same weightings as the Index.
[8]	This category contains large-cap stocks with above-average yields. The portfolio typically holds between 60 and 70 stocks.
[9]	This category consists of a portfolio of between 35 and 55 stocks of fast growing, predictable, and cyclical large cap growth companies.
[10]	This category consists of an index fund that tracks the Barclays Capital U.S. Aggregate Bond Index. The fund invests in Treasury, agency, corporate, mortgage-backed and asset-backed securities.
[11]	This category consists of two funds, one containing a diversified portfolio of high-quality bonds and other fixed income securities, including U.S. Government obligations, mortgage-related and asset backed securities, corporate and municipal bonds, CMOs, and other securities rated Baa or better. The second fund emphasizes a more globally diversified portfolio of higher-quality, intermediate-term bonds.